III. Financial Risk Management (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Debt to equity ratio		0.06	0.04
Reserve of exchange differences on translation		$ 600	$ 1,900
Total borrowings		822,152	539,007
Gain (loss) on interest rate risk if market interest rates were higher		(7,700)	(8,200)
Current trade receivables		$ 1,348,160	$ 1,737,366		$ 1,214,060
Liquid financial assets, percentage		12.00%	7.00%
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		$ 0
Financial liabilities, fair value as a percentage of carrying value		100.00%	99.30%
Reserve of cash flow hedges, continuing hedges		$ 2,600	$ (900)
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 0
UNITED STATES
Statement Line Items [Line Items]
Liquid financial assets, percentage denominated by a specific currency		95.00%	95.00%
Allowance for doubtful accounts - trade receivables [member]
Statement Line Items [Line Items]
Total other provisions		$ 48,800	$ 66,500
Past due [member]
Statement Line Items [Line Items]
Current trade receivables		242,700	368,400
Guarantees under credit insurance [member]
Statement Line Items [Line Items]
Current trade receivables		178,700	181,700
Letter of credit and other bank guarantees [member]
Statement Line Items [Line Items]
Current trade receivables		55,200	62,300
Other guarantees [member]
Statement Line Items [Line Items]
Current trade receivables		600	42,200
Financial guarantee contracts [member] | Past due [member]
Statement Line Items [Line Items]
Current trade receivables		28,700	31,500
Fixed interest rate [member]
Statement Line Items [Line Items]
Total borrowings		768,002	$ 520,471	[1]
Current borrowings		$ 728,000
Concentration Risk, percentage	[1]	93.00%	97.00%
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		$ 1,000	$ 1,900
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		1,000	1,300
One percent change, Saudi Arabian Riyal / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		4,600	3,600
One percent change, Saudi Arabian Riyal / U.S. dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		4,900	$ 2,300
Customer concentration risk [member]
Statement Line Items [Line Items]
Credit exposure		$ 0
Concentration Risk, percentage		0.00%	0.00%		0.00%
Counterparty risk [member]
Statement Line Items [Line Items]
Concentration Risk, percentage		96.00%	83.00%

[1]	Out of the $768 million fixed rate borrowings, $728 million are short-term.